UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    February 27, 2012

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Apache Corp              Common    037411105      16711       184486   X                        184486
Approach Resources Inc   Common    03834A103      24510       833400   X                        833400
Cabot Oil & Gas          Common    127097103      23683       312029   X                        312029
Cameron International C  Common    13342B105      15342       311888   X                        311888
Canadian Natural Resour  Common    136385101      12818       342990   X                        342990
CenterPoint Energy Inc   Common    15189T107      16712       831876   X                        831876
Chevron Corp             Common    166764100      24142       226898   X                        226898
Devon Energy Corp        Common    25179M103      19527       314951   X                        314951
EOG Resources            Common    26875P101      20638       209499   X                        209499
El Paso Corporation      Common    28336L109      34850      1311616   X                       1311616
Endeavour International  Common    29259G200       5420       623759   X                        623759
Energen Corp             Common    29265N108       5570       111400   X                        111400
Ensco Plc Ads            Common    29358Q109      11925       254163   X                        254163
Exxon Mobil Corp         Common    30231G102      22176       261636   X                        261636
Global Geophysical Svcs  Common    37946S107       4697       698905   X                        698905
Halliburton Co           Common    406216101      15043       435896   X                        435896
Hess Corporation         Common    42809H107      17053       300229   X                        300229
MDU Res Group Inc Com    Common    552690109      14752       687400   X                        687400
Nabors Industries Ltd    Common    G6359F103      12207       704000   X                        704000
National Fuel Gas Co     Common    636180101      21534       387450   X                        387450
National-Oilwell Varco,  Common    637071101      21198       311775   X                        311775
Newfield Exploration Co  Common    651290108      15364       407200   X                        407200
Noble Energy Inc         Common    655044105      30090       318779   X                        318779
Occidental Petroleum Co  Common    674599105      20210       215685   X                        215685
Petroleo Brasileiro Sa   Common    71654V101      15179       646192   X                        646192
Pioneer Natural Resourc  Common    723787107      18754       209594   X                        209594
Plains Exploration & Pr  Common    726505100      21766       592766   X                        592766
QEP Res Inc              Common    74733V100      21976       750047   X                        750047
Quicksilver Res Inc      Common    74837R104       8636      1286986   X                       1286986
Royal Dutch Shell Plc C  Common    780259206       4601        62950   X                         62950
Schlumberger LTD         Common    806857108      15383       225195   X                        225195
Superior Energy Service  Common    868157108      13367       470000   X                        470000
Talisman Energy, Inc     Common    87425E103      12834      1006590   X                       1006590
Williams Companies       Common    969457100      24548       743435   X                        743435

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   34

Form 13F Information Table Value Total:  583,215